INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2019
UNITED STATES
Operating Loss Carryforwards [Line Items]
Effective income tax rate	21.00%	10.50%
Net operating loss carryforwards			$ 99,817
HONG KONG
Operating Loss Carryforwards [Line Items]
Effective income tax rate	8.25%
Prc [Member]
Operating Loss Carryforwards [Line Items]
Effective income tax rate	25.00%